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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [   ] is a restatement
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Life Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

Kenneth S. Miller             Fairfield, Ohio             February 15, 2004
---------------------    --------------------------    ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                          1
                                                        -------
Form 13F Information Table Entry Total:                   28
                                                        -------
Form 13F Information Table Value Total:                 421,095
                                                        -------
List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No._____________












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
                                          COLUMN 2             COLUMN 3         COLUMN 4         COLUMN 5    SH/PRN PUT/CALL
                                       TITLE OF CLASS           CUSIP          FMV (000)          SHARES
ALLIANCE CAPITAL MGMT HLDG LTD PART            Common          01855A101         37,932         1,123,900           SH

ALLTEL CORP                                    Common          020039103         43,785           940,000           SH

CINERGY CORP                                   Common          172474108         20,860           537,500           SH

COMMERCIAL NET LEASE REALTY                    Common          202218103          7,362           413,600           SH

DEVELOPERS DIVERSIFIED REALTY                  Common          251591103         15,107           450,000           SH

DUKE REALTY CORP                               Common          264411505          5,255           169,500           SH

EQUITY RESIDENTIAL PROPS                       Common          29476L107          6,350           215,192           SH

EXXON MOBIL CORPORATION                        Common          30231G102         16,646           406,000           SH

FIFTH THIRD BANCORP                            Common          316773100         61,235         1,036,125           SH

FIRST MERIT CORPORATION                        Common          337915102          2,711           100,000           SH

FORTUNE BRANDS INC                             Common          349631101          7,149           100,000           SH

GENERAL ELECTRIC CO.                           Common          369604103          3,098           100,000           SH

GLIMCHER REALTY TRUST                          Common          379302102         20,142           900,000           SH

JOHNSON & JOHNSON                              Common          478160104          6,458           125,000           SH

LINCOLN NATIONAL CORP                          Common          534187109          6,056           150,000           SH

MERCK & COMPANY                                Common          589331107         24,948           540,000           SH

NATIONAL CITY CORPORATION                      Common          635405103         54,577         1,608,032           SH

PNC FINANCIAL SERVICES GROUP                   Common          693475105         13,360           244,100           SH

PFIZER INC                                     Common          717081103          4,416           125,000           SH

PIEDMONT NATURAL GAS                           Common          720186105            443            10,200           SH

PIPER JAFFRAY CO                               Common          724078100            104             2,500           SH

SBC COMMUNICATIONS INC                         Common          78387G103            912            35,000           SH

SKY FINANCIAL GROUP INC                        Common          83080P103          7,935           305,900           SH

SYSCO CORP                                     Common          871829107            931            25,000           SH

TXU CORP                                       Common          873168108          2,277            95,976           SH

U S BANCORP                                    Common          902973304          7,445           250,000           SH

WELLS FARGO & CO                               Common          949746101         22,378           380,000           SH

WYETH                                          Common          983024100         21,225           500,000           SH

                                                                                421,095        10,888,525





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
                                                   Column 6       Column 7    Column 8     Shared            None
                 ISSUER                         INVESTMENT DIS    OTH MGRS      SOLE

ALLIANCE CAPITAL MGMT HLDG LTD PART                  SHARED           01                  1,123,900

ALLTEL CORP                                          SHARED           01                    940,000            -

CINERGY CORP                                         SHARED           01                    537,500            -

COMMERCIAL NET LEASE REALTY                          SHARED           01                    413,600            -

DEVELOPERS DIVERSIFIED REALTY                        SHARED           01                    450,000            -

DUKE REALTY CORP                                     SHARED           01                    169,500            -

EQUITY RESIDENTIAL PROPS                             SHARED           01                    215,192            -

EXXON MOBIL CORPORATION                              SHARED           01                    406,000            -

FIFTH THIRD BANCORP                                  SHARED           01                  1,036,125            -

FIRST MERIT CORPORATION                              SHARED           01                    100,000            -

FORTUNE BRANDS INC                                   SHARED           01                    100,000            -

GENERAL ELECTRIC CO.                                 SHARED           01                    100,000            -

GLIMCHER REALTY TRUST                                SHARED           01                    900,000            -

JOHNSON & JOHNSON                                    SHARED           01                    125,000            -

LINCOLN NATIONAL CORP                                SHARED           01                    150,000            -

MERCK & COMPANY                                      SHARED           01                    540,000            -

NATIONAL CITY CORPORATION                            SHARED           01                  1,608,032            -

PNC FINANCIAL SERVICES GROUP                         SHARED           01                    244,100            -

PFIZER INC                                           SHARED           01                    125,000            -

PIEDMONT NATURAL GAS                                 SHARED           01                     10,200            -

PIPER JAFFRAY CO                                     SHARED           01                      2,500            -

SBC COMMUNICATIONS INC                               SHARED           01                     35,000            -

SKY FINANCIAL GROUP INC                              SHARED           01                    305,900            -

SYSCO CORP                                           SHARED           01                     25,000            -

TXU CORP                                             SHARED           01                     95,976            -

U S BANCORP                                          SHARED           01                    250,000            -

WELLS FARGO & CO                                     SHARED           01                    380,000            -

WYETH                                                SHARED           01                    500,000            -

                                                                                         10,888,525




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